Revision of Prior Period Financial Statements (Details) - Non-adjusting events after reporting period [member]	1 Months Ended
Oct. 25, 2022 CHF (SFr)
Revision of Prior Period Financial Statements (Details) [Line Items]
Reverse share split	SFr 1.31
revised reverse share split	SFr 1.29